Concentrations	12 Months Ended
Mar. 31, 2016
Receivables [Abstract]
Concentrations

Note 9.  Concentrations

For the year ended March 31, 2016, one vendor represented 10% of the Company’s purchases. For the period ended March 31, 2015, three vendors represented 46%, 17% and 10% of the Company’s purchases.